UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC) (fomerly known as Nuveen Multi-Strategy Income and Growth Fund 2)
March 31, 2012

Shares	Description (1)	Value
	Common Stocks – 14.0% (7.7% of Total Investments)
	Aerospace & Defense – 0.3%
10,070	BE Aerospace Inc., (2)	$ 467,953
2,580	Hexcel Corporation, (2)	61,946
5,550	Honeywell International Inc.	338,828
26,590	Lockheed Martin Corporation	2,389,377
7,200	Textron Inc.	200,376
	Total Aerospace & Defense	3,458,480
	Air Freight & Logistics – 0.0%
2,460	FedEx Corporation	226,222
	Auto Components – 0.1%
2,370	BorgWarner Inc., (2)	199,886
2,120	Tenneco Inc., (2)	78,758
10,080	Visteon Corporation, (2)	534,240
	Total Auto Components	812,884
	Automobiles – 0.0%
8,670	General Motors Company, (2)	222,386
	Beverages – 0.2%
970	Coca-Cola Bottling Company Consolidated	60,858
14,060	Coca-Cola Company	1,040,581
39,540	Dr. Pepper Snapple Group	1,589,903
	Total Beverages	2,691,342
	Biotechnology – 0.1%
7,590	Amgen Inc.	516,044
3,300	Aveo Pharmaceuticals Inc., (2)	40,953
4,500	Biogen Idec Inc., (2)	566,865
7,240	Gilead Sciences, Inc., (2)	353,674
3,680	Incyte Pharmaceuticals Inc., (2)	71,024
10,050	Neurocrine Biosciences Inc., (2)	80,099
	Total Biotechnology	1,628,659
	Building Products – 0.1%
4,185	Masco Corporation	55,953
36,123	Masonite Worldwide Holdings, (2)	1,021,378
11,695	Owens Corning, (2)	421,371
	Total Building Products	1,498,702
	Capital Markets – 0.2%
4,940	Affiliated Managers Group Inc., (2)	552,341
8,660	Ameriprise Financial, Inc.	494,746
4,730	Apollo Investment Corporation	33,914
5,880	Artio Global Investors Inc.	28,048
4,230	Calamos Asset Management, Inc. Class A	55,455
3,680	Cohen & Steers Inc.	117,392
16,000	E*Trade Group Inc., (2)	175,200
5,920	Invesco LTD	157,886
6,070	T. Rowe Price Group Inc.	396,371
39,940	UBS AG	559,700
5,269	Walter Investment Management Corporation	118,816
	Total Capital Markets	2,689,869
	Chemicals – 0.4%
3,630	Airgas, Inc.	322,961
3,310	Celanese Corporation, Series A	152,856
9,440	CF Industries Holdings, Inc.	1,724,216
8,020	Dow Chemical Company	277,813
1,000	Eastman Chemical Company	51,690
2,490	Interpid Potash Inc., (2)	60,582
16,660	LyondellBasell Industries NV	727,209
1,990	Minerals Technologies Inc.	130,166
3,720	Monsanto Company	296,707
21,520	Potash Corporation of Saskatchewan	982,526
4,910	Sigma-Aldrich Corporation	358,725
2,645	Westlake Chemical Corporation	171,370
	Total Chemicals	5,256,821
	Commercial Banks – 0.8%
68,752	Banco Itau Holdings Financeira, S.A., Sponsred ADR	1,319,351
81,525	Banco Santander Central Hispano S.A.	627,371
10,680	BNP Paribas SA	506,727
3,510	Columbia Banking Systems Inc.	79,958
4,510	Community Bank System Inc.	129,798
3,380	First Financial Bancorp.	58,474
125,460	First Niagara Financial Group Inc.	1,234,526
138,250	HSBC Holdings PLC	1,226,835
39,110	KeyCorp.	332,435
5,180	M&T Bank Corporation	450,038
13,060	Societe Generale	382,589
2,820	State Bank Financial Corporation, (2)	49,378
22,970	Toronto-Dominion Bank	1,949,612
12,930	U.S. Bancorp	409,622
38,850	Wells Fargo & Company	1,326,339
4,950	Zions Bancorporation	106,227
	Total Commercial Banks	10,189,280
	Commercial Services & Supplies – 0.1%
2,720	Clean Harbors, Inc., (2)	183,138
64,350	R.R. Donnelley & Sons Company	797,297
13,640	Republic Services, Inc.	416,838
1,396	Stericycle Inc., (2)	116,761
9,060	Waste Management, Inc.	316,738
	Total Commercial Services & Supplies	1,830,772
	Communications Equipment – 0.2%
2,660	Ciena Corporation, (2)	43,065
1,590	Comtech Telecom Corporation	51,802
1,070	Interdigital Inc.	37,300
15,550	Motorola Solutions Inc.	790,407
2,115	Plantronics Inc.	85,150
19,730	QUALCOMM, Inc.	1,342,035
	Total Communications Equipment	2,349,759
	Computers & Peripherals – 0.2%
2,188	Apple, Inc., (2)	1,311,640
15,300	Dell Inc., (2)	253,980
8,420	EMC Corporation, (2)	251,590
5,850	Seagate Technology	157,658
	Total Computers & Peripherals	1,974,868
	Construction & Engineering – 0.0%
5,150	Fluor Corporation	309,206
4,610	MasTec Inc., (2)	83,395
	Total Construction & Engineering	392,601
	Consumer Finance – 0.0%
7,350	Capital One Financial Corporation	409,689
6,080	Discover Financial Services	202,707
	Total Consumer Finance	612,396
	Containers & Packaging – 0.0%
7,560	Sealed Air Corporation	145,984
	Diversified Consumer Services – 0.0%
1,180	Ascent Media Corporation, (2)	55,802
	Diversified Financial Services – 0.2%
55,090	JP Morgan Chase & Co.	2,533,038
	Diversified Telecommunication Services – 0.8%
109,170	AT&T Inc.	3,409,379
62,450	CenturyLink Inc.	2,413,693
100,120	Frontier Communications Corporation	417,500
14,780	Telefonica Brasil SA	452,711
77,260	Verizon Communications Inc.	2,953,650
85,860	Windstream Corporation	1,005,421
	Total Diversified Telecommunication Services	10,652,354
	Electric Utilities – 0.2%
16,840	Duke Energy Corporation	353,808
2,180	Edison International	92,672
9,560	Entergy Corporation	642,432
6,280	Northeast Utilities	233,114
3,130	Pinnacle West Capital Corporation	149,927
5,540	Portland General Electric Company	138,389
20,950	Southern Company	941,284
3,920	UIL Holdings Corporation	136,259
	Total Electric Utilities	2,687,885
	Electrical Equipment – 0.2%
60,021	ABB Limited	1,231,405
3,540	Rockwell Automation, Inc.	282,138
23,500	Sensata Techologies Holdings, (2)	786,780
	Total Electrical Equipment	2,300,323
	Electronic Equipment & Instruments – 0.1%
9,300	Corning Incorporated	130,944
980	Dolby Laboratories, Inc., (2)	37,299
25,730	Jabil Circuit Inc.	646,338
	Total Electronic Equipment & Instruments	814,581
	Energy Equipment & Services – 0.2%
4,620	Global Geophysical Services Inc., (2)	49,018
4,850	Helmerich & Payne Inc.	261,658
3,220	Hornbeck Offshore Services Inc., (2)	135,337
11,270	National-Oilwell Varco Inc.	895,627
2,190	Oil States International Inc., (2)	170,951
12,958	RPC Inc.	137,484
2,900	Schlumberger Limited	202,797
14,450	Superior Energy Services, Inc., (2)	380,902
	Total Energy Equipment & Services	2,233,774
	Food & Staples Retailing – 0.4%
9,480	Costco Wholesale Corporation	860,784
4,490	CVS Caremark Corporation	201,152
58,402	Kroger Co.	1,415,080
128,026	Roundys Inc.	1,369,878
44,880	Safeway Inc.	907,025
6,390	Walgreen Co.	214,001
690	Whole Foods Market, Inc.	57,408
	Total Food & Staples Retailing	5,025,328
	Food Products – 0.9%
76,033	Archer-Daniels-Midland Company	2,407,205
29,180	Bunge Limited	1,997,079
40,860	Campbell Soup Company	1,383,111
78,210	ConAgra Foods, Inc.	2,053,795
5,650	H.J. Heinz Company	302,558
1,510	Hain Celestial Group Inc., (2)	66,153
12,045	Hershey Foods Corporation	738,720
11,960	Kraft Foods Inc.	454,600
4,130	McCormick & Company, Incorporated	224,796
12,010	Mead Johnson Nutrition Company, Class A Shares	990,585
28,204	Nestle S.A.	1,774,662
101	Tootsie Roll Industries Inc.	2,330
	Total Food Products	12,395,594
	Gas Utilities – 0.1%
19,160	Atmos Energy Corporation	602,774
2,090	ONEOK, Inc.	170,669
38,280	Questar Corporation	737,273
	Total Gas Utilities	1,510,716
	Health Care Equipment & Supplies – 0.1%
3,380	Align Technology, Inc., (2)	93,119
8,600	Baxter International, Inc.	514,108
4,180	Becton, Dickinson and Company	324,577
2,410	Cooper Companies, Inc.	196,921
5,510	Hologic Inc., (2)	118,741
1,930	Steris Corporation	61,027
2,720	Stryker Corporation	150,906
	Total Health Care Equipment & Supplies	1,459,399
	Health Care Providers & Services – 0.3%
830	Air Methods Corporation, (2)	72,418
2,345	Centene Corporation, (2)	114,835
5,970	Davita Inc., (2)	538,315
74,710	HCA Holdings Inc., (2)	1,848,325
4,480	Humana Inc.	414,310
10,080	McKesson HBOC Inc.	884,722
1,970	Medax Inc., (2)	146,509
1,780	Medco Health Solutions, Inc., (2)	125,134
3,080	Owens and Minor Inc.	93,663
1,220	Wellcare Health Plans Inc., (2)	87,694
	Total Health Care Providers & Services	4,325,925
	Hotels, Restaurants & Leisure – 0.2%
6,360	Ameristar Casinos, Inc.	118,487
57,550	International Game Technology	966,265
8,650	Las Vegas Sands, (2)	497,981
2,230	Penn National Gaming, Inc., (2)	95,845
2,850	Red Robin Gourmet Burgers, Inc., (2)	105,992
13,730	Scientific Games Corporation, (2)	160,092
	Total Hotels, Restaurants & Leisure	1,944,662
	Household Durables – 0.1%
19,160	Garmin Limited	899,562
1,230	Tempur Pedic International Inc., (2)	103,849
	Total Household Durables	1,003,411
	Household Products – 0.0%
3,060	Kimberly-Clark Corporation	226,103
5,030	Procter & Gamble Company, (3)	338,066
	Total Household Products	564,169
	Independent Power Producers & Energy Traders – 0.0%
10,770	AES Corporation, (2)	140,764
	Industrial Conglomerates – 0.3%
122,645	General Electric Company	2,461,485
7,050	Siemens AG, Sponsored ADR	710,741
7,180	Tyco International Ltd.	403,372
	Total Industrial Conglomerates	3,575,598
	Insurance – 0.7%
15,520	AFLAC Incorporated	713,765
6,760	Allstate Corporation	222,539
3,090	Alterra Capital Holdings Limited	71,008
1,740	Aon Corporation	85,364
10,290	Assured Guaranty Limited	169,991
20,100	Axis Capital Holdings Limited	666,717
2,870	Chubb Corporation	198,346
4,690	Endurance Specialty Holdings Limited	190,695
7,138	Everest Reinsurance Group Ltd	660,408
5,490	Hanover Insurance Group Inc.	225,749
15,540	Marsh & McLennan Companies, Inc.	509,557
6,010	MetLife, Inc.	224,474
7,870	National Financial Partners Corp., (2)	119,152
6,620	PartnerRe Limited	449,432
5,350	Primerica Inc.	134,874
38,530	Prudential Financial, Inc.	2,442,417
12,670	Torchmark Corporation	631,600
26,150	Valdius Holdings Limited	809,343
6,430	Willis Group Holdings PLC	224,921
5,560	WR Berkley Corporation	200,827
16,480	XL Capital Ltd, Class A	357,451
	Total Insurance	9,308,630
	Internet & Catalog Retail – 0.2%
470	Amazon.com, Inc., (2)	95,180
54,810	Expedia, Inc.	1,832,846
790	Priceline.com Incorporated, (2)	566,825
	Total Internet & Catalog Retail	2,494,851
	Internet Software & Services – 0.2%
15,410	eBay Inc., (2)	568,475
1,847	Google Inc., Class A, (2)	1,184,370
11,765	Rackspace Hosting Inc., (2)	679,899
28,490	Yahoo! Inc., (2)	433,618
	Total Internet Software & Services	2,866,362
	IT Services – 0.3%
2,710	Accenture Limited	174,795
470	Alliance Data Systems Corporation, (2)	59,201
4,580	CSG Systems International Inc., (2)	69,341
7,815	International Business Machines Corporation (IBM)	1,630,600
715	MasterCard, Inc.	300,686
7,170	Teradata Corporation, (2)	488,636
6,096	VeriFone Holdings Inc., (2)	316,200
2,410	Visa Inc.	284,380
2,260	Wright Express Corporation, (2)	146,290
	Total IT Services	3,470,129
	Leisure Equipment & Products – 0.0%
2,514	Polaris Industries Inc.	181,385
	Life Sciences Tools & Services – 0.0%
11,840	Agilent Technologies, Inc., (2)	526,998
	Machinery – 0.3%
2,500	Astecx Industries Inc., (2)	91,200
11,910	Caterpillar Inc.	1,268,653
8,690	Cummins Inc.	1,043,148
15,960	Harsco Corporation	374,422
2,770	Ingersoll Rand Company Limited, Class A	114,540
1,540	Joy Global Inc.	113,190
3,560	SPX Corporation	276,007
4,790	Titan International Inc.	113,284
2,609	Twin Disc, Inc.	68,069
2,930	Wabtec Corporation	220,834
	Total Machinery	3,683,347
	Media – 0.1%
15,105	Comcast Corporation, Class A	453,301
24,385	Dex One Corporation, (2)	34,627
3,125	DIRECTV Group, Inc., (2)	154,188
42,390	Regal Entertainment Group, Class A	576,504
5,760	Scripps Networks Interactive, Class A Shares	280,454
5,620	Viacom Inc., Class B	266,725
	Total Media	1,765,799
	Metals & Mining – 0.1%
7,730	Freeport-McMoRan Copper & Gold, Inc.	294,049
1,310	Kaiser Aluminum Corporation	61,911
2,299	Newmont Mining Corporation	117,870
4,691	Southern Copper Corporation	148,752
4,980	Steel Dynamics Inc.	72,409
7,264	SunCoke Energy Inc., (2)	103,221
24,490	Titanium Metals Corporation	332,084
5,460	Walter Industries Inc.	323,287
	Total Metals & Mining	1,453,583
	Multiline Retail – 0.1%
4,434	Dillard’s, Inc., Class A	279,431
22,250	Macy’s, Inc.	883,993
4,510	Target Corporation	262,798
	Total Multiline Retail	1,426,222
	Multi-Utilities – 0.5%
3,430	Alliant Energy Corporation	148,588
27,000	Ameren Corporation	879,660
119,010	CenterPoint Energy, Inc.	2,346,877
38,940	Consolidated Edison, Inc.	2,274,875
4,200	Dominion Resources, Inc.	215,082
2,820	Sempra Energy	169,087
7,450	Vectren Corporation	216,497
	Total Multi-Utilities	6,250,666
	Office Electronics – 0.0%
21,800	Xerox Corporation	176,144
	Oil, Gas & Consumable Fuels – 1.0%
2,100	Apache Corporation	210,924
16,913	Chevron Corporation	1,813,750
15,190	ConocoPhillips	1,154,592
3,490	Continental Resources Inc., (2)	299,512
4,670	Devon Energy Corporation	332,130
2,040	EOG Resources, Inc.	226,644
5,490	Exxon Mobil Corporation	476,148
76,270	Marathon Oil Corporation	2,417,759
12,210	Marathon Petroleum Corporation	529,426
3,950	Murphy Oil Corporation	222,267
4,610	Occidental Petroleum Corporation	439,010
8,890	Petroquest Energy Inc., (2)	54,585
30,400	Repsol YPF S.A	762,641
3,610	SM Energy Company	255,480
3,420	Spectra Energy Corporation	107,901
39,160	StatoilHydro ASA, Sponsored ADR	1,063,108
5,310	Stone Energy Corporation, (2)	151,813
13,720	Sunoco, Inc.	523,418
7,500	Teekay Shipping Corporation	260,625
2,350	Tesoro Corporation, (2)	63,074
25,425	Total SA	1,296,692
7,200	Valero Energy Corporation	185,544
3,200	Williams Companies, Inc.	98,592
6,153	WPX Energy Inc., (2)	110,816
	Total Oil, Gas & Consumable Fuels	13,056,451
	Paper & Forest Products – 0.0%
2,500	Clearwater Paper Corporation, (2)	83,025
12,570	International Paper Company	441,207
	Total Paper & Forest Products	524,232
	Pharmaceuticals – 1.1%
45,918	Abbott Laboratories	2,814,314
24,130	AstraZeneca PLC	1,072,582
33,780	Bristol-Myers Squibb Company	1,140,075
62,220	Eli Lilly and Company	2,505,599
22,725	Johnson & Johnson	1,498,941
1,640	Medicis Pharmaceutical Corporation	61,648
20,050	Merck & Company Inc.	769,920
18,734	Novartis AG, Sponsored ADR	1,036,835
13,550	Pfizer Inc.	307,043
18,463	Sanofi-Synthelabo, S.A.	1,433,861
21,940	Teva Pharmaceutical Industries Limited, Sponsored ADR	988,616
5,430	Warner Chilcott Limited, (2)	91,278
15,710	Watson Pharmaceuticals Inc., (2)	1,053,513
	Total Pharmaceuticals	14,774,225
	Professional Services – 0.0%
1,550	Acacia Research, (2)	64,697
	Real Estate — 0.5%
2,460	American Campus Communities Inc.	110,011
13,780	American Capital Agency Corporation	407,061
3,320	Camden Property Trust	218,290
3,280	Chesapeake Lodging Trust	58,942
10,480	Digital Realty Trust Inc.	775,206
2,290	Equity Lifestyles Properties Inc.	159,705
8,320	Equity One Inc.	168,230
760	Essex Property Trust Inc.	115,148
10,900	Hospitality Properties Trust	288,523
16,840	Liberty Property Trust	601,525
19,930	Piedmont Office Realty Trust	353,758
5,610	Ramco-Gershenson Properties Trust	68,554
22,080	Rayonier Inc.	973,507
23,660	Senior Housing Properties Trust	521,703
6,448	Simon Property Group, Inc.	939,345
3,640	Tanger Factory Outlet Centers	108,217
2,300	Taubman Centers Inc.	167,785
	Total Real Estate	6,035,510
	Real Estate Management & Development – 0.0%
30,660	Brookfield Properties Corporation	533,311
	Road & Rail – 0.2%
16,530	CSX Corporation	355,726
3,060	Genesee & Wyoming Inc., (2)	167,015
8,830	Kansas City Southern Industries, (2)	633,023
20,470	Norfolk Southern Corporation	1,347,540
4,550	Ryder System, Inc.	240,240
2,810	Union Pacific Corporation	302,019
	Total Road & Rail	3,045,563
	Semiconductors & Equipment – 0.4%
11,950	Avago Technologies Limtied	465,692
5,630	Broadcom Corporation, Class A, (2)	221,259
17,160	Cypress Semiconductor Corporation, (2)	268,211
112,150	Intel Corporation	3,152,537
2,620	KLA-Tencor Corporation	142,580
9,820	Kulicke & Soffa Industries Inc., (2)	122,063
3,690	Lam Research Corporation, (2)	164,648
19,630	Maxim Integrated Products, Inc.	561,222
3,670	Microchip Technology Incorporated	136,524
8,955	ON Semiconductor Corporation, (2)	80,685
12,410	Silicon Image, Inc., (2)	72,971
4,680	Xilinx, Inc.	170,492
	Total Semiconductors & Equipment	5,558,884
	Software – 0.4%
2,720	Advent Software Inc., (2)	69,632
1,830	Ansys Inc., (2)	118,987
19,600	CA Inc.	540,176
2,675	CommVault Systems, Inc., (2)	132,787
3,630	Fortinet Inc., (2)	100,370
2,300	Manhattan Associates Inc., (2)	109,319
3,150	Mentor Graphics Corporation, (2)	46,809
2,240	Micros Systems, Inc., (2)	123,850
111,630	Microsoft Corporation	3,600,068
23,210	Oracle Corporation	676,804
4,670	TeleNav Inc., (2)	32,783
6,770	TiVo, Inc., (2)	81,172
	Total Software	5,632,757
	Specialty Retail – 0.3%
1,590	Advance Auto Parts, Inc.	140,826
3,430	Ann Inc., (2)	98,235
1,940	Body Central Corporation, (2)	56,299
4,380	Express Inc., (2)	109,412
11,100	Foot Locker, Inc.	344,655
55,310	GameStop Corporation, (2)	1,207,970
6,910	Guess Inc.	215,938
6,320	Home Depot, Inc.	317,959
14,350	Limited Brands, Inc.	688,800
1,000	O’Reilly Automotive Inc., (2)	91,350
2,180	PetSmart Inc.	124,740
5,470	Sally Beauty Holdings Inc., (2)	135,656
4,520	Select Comfort Corporation, (2)	146,403
2,920	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	271,239
990	Vitamin Shoppe Inc., (2)	43,768
	Total Specialty Retail	3,993,250
	Textiles, Apparel & Luxury Goods – 0.2%
8,550	LVMH Moet Hennessy	1,469,294
2,130	Nike, Inc., Class B	230,977
1,190	Oxford Industries Inc.	60,476
2,870	PVH Corporation	256,377
	Total Textiles, Apparel & Luxury Goods	2,017,124
	Thrifts & Mortgage Finance – 0.0%
9,830	Ocwen Financial Corporation, (2)	153,643
	Tobacco – 0.5%
9,720	Altria Group, Inc.	300,056
29,920	British American Tobacco PLC	1,507,737
14,893	Lorillard Inc.	1,928,340
36,890	Philip Morris International	3,268,820
5,070	Reynolds American Inc.	210,101
	Total Tobacco	7,215,054
	Trading Companies & Distributors – 0.0%
4,615	CAI International Inc., (2)	83,897
3,860	SeaCube Container Leasing Limited	66,388
4,550	United Rentals Inc., (2)	195,145
	Total Trading Companies & Distributors	345,430
	Wireless Telecommunication Services – 0.1%
3,303	Telephone and Data Systems Inc.	76,464
406,480	Vodafone Group PLC	1,119,584
	Total Wireless Telecommunication Services	1,196,048
	Total Common Stocks (cost $167,097,228)	186,954,643

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 0.4% (0.2% of Total Investments)
	Commercial Banks – 0.4%
4,600	Wells Fargo & Company, (3)	7.500%		BBB+	$ 5,136,820
	Total Convertible Preferred Securities (cost $3,081,542)				5,136,820

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 98.0% (53.4% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 408	DAE Aviation Holdings, Inc., Term Loan B1	5.560%	7/31/14	B	$ 405,315
389	DAE Aviation Holdings, Inc., Term Loan B2	5.560%	7/31/14	B	386,816
797	Total Aerospace & Defense				792,131
	Airlines – 2.3%
30,884	Delta Air Lines, Inc., Term Loan, DD1	5.500%	4/20/17	Ba2	30,845,637
	Automobiles – 2.0%
26,173	Chrysler Group LLC, Term Loan, DD1	6.000%	5/24/17	BB	26,632,758
	Biotechnology – 1.2%
665	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	679,964
10,860	Grifols, Inc., Term Loan, DD1	4.500%	6/01/17	BB	10,863,649
3,993	Onex Carestream Finance LP, Term Loan, WI/DD	TBD	TBD	Ba2	3,922,787
15,518	Total Biotechnology				15,466,400
	Building Products – 0.2%
2,300	Goodman Global Inc., Second Lien Term Loan, DD1	9.000%	10/28/17	B-	2,336,060
	Chemicals – 4.5%
1,865	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,868,161
10,000	Ineos US Finance LLC, Tranche C2, WI/DD	TBD	TBD	CCC+	10,390,630
15,000	Hercules Offshore, Inc., Term Loan, WI/DD	TBD	TBD	Caa1	14,998,710
32,837	Univar, Inc., Term Loan, DD1	5.000%	6/30/17	B+	32,949,762
59,702	Total Chemicals				60,207,263
	Commercial Banks – 0.5%
6,169	Ocwen Financial Corporation, Initial Term Loan, WI/DD	TBD	TBD	B	6,192,471
	Communications Equipment – 3.9%
18,099	Avaya, Inc., Term Loan B3	4.991%	10/26/17	B1	17,465,213
8,860	Intelsat, Term Loan, DD1	5.250%	4/02/18	BB-	8,917,129
25,313	Telesat Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	BB-	25,334,648
52,272	Total Communications Equipment				51,716,990
	Computers & Peripherals – 0.2%
2,000	Kronos Incorporated, Term Loan, Tranche C, First Lien, WI/DD	TBD	TBD	B	2,025,000
	Construction Materials – 1.9%
25,773	Schaeffler AG, Term Loan C2, First Lien, WI/DD	TBD	TBD	B	25,924,416
	Consumer Finance – 0.1%
1,350	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	1,246,219
	Containers & Packaging – 3.3%
24,587	Reynolds Group Holdings, Inc., Add on Term Loan, DD1	6.500%	8/09/18	BB-	24,929,630
17,960	Reynolds Group Holdings, Inc., US Term Loan, DD1	6.500%	2/09/18	BB	18,209,940
616	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	623,400
43,163	Total Containers & Packaging				43,762,970
	Diversified Consumer Services – 4.9%
41,611	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.490%	7/03/14	B	38,505,140
27,929	Laureate Education, Inc., Extended Term Loan, DD1	5.250%	6/15/18	B1	27,405,793
69,540	Total Diversified Consumer Services				65,910,933
	Diversified Financial Services – 1.1%
151	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	151,355
15,000	UPC Broadband Holding BV, Term Loan, Tranche AB, DD1	4.750%	12/31/17	Ba3	15,015,630
15,151	Total Diversified Financial Services				15,166,985
	Diversified Telecommunication Services – 1.0%
13,000	Level 3 Communications, Inc., Term Loan B-2, WI/DD	TBD	TBD	Ba3	13,149,500
	Electric Utilities – 0.1%
2,664	TXU Corporation, 2014 Term Loan	3.743%	10/10/14	B2	1,637,104
	Electrical Equipment – 0.1%
1,561	Allison Transmission Holdings, Inc., Term Loan	2.750%	8/07/14	BB-	1,552,009
	Food & Staples Retailing – 0.1%
1,294	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	1,250,858
8	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	7,666
1,302	Total Food & Staples Retailing				1,258,524
	Food Products – 0.4%
2,233	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,230,334
1,787	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	1,791,234
988	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	988,734
5,008	Total Food Products				5,010,302
	Health Care Equipment & Supplies – 0.7%
8,978	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	9,168,972
	Health Care Providers & Services – 7.7%
2,193	Community Health Systems, Inc., Term Loan	2.628%	7/25/14	BB	2,168,235
813	Community Health Systems, Inc., Extended Term Loan	3.989%	1/25/17	BB	802,557
7,062	Emergency Medical Services, Term Loan, DD1	5.250%	5/25/13	B+	7,077,574
37,621	Golden Living, Term Loan, DD1	5.000%	5/04/18	B+	35,645,767
371	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	364,945
19,420	National Mentor Holdings, Inc., Tranche B, DD1	7.000%	2/09/17	B+	19,359,247
4,779	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,671,436
33,250	United Surgical Partners International, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B	33,021,406
105,509	Total Health Care Providers & Services				103,111,167
	Health Care Technology – 2.6%
20,966	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	21,298,822
13,000	Quintiles Transnational Corporation, Term Loan, DD1	7.500%	2/28/17	BB-	13,065,000
33,966	Total Health Care Technology				34,363,822
	Hotels, Restaurants & Leisure – 4.1%
2,992	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,996,126
839	Orbitz Worldwide, Inc., Term Loan	3.316%	7/25/14	B+	798,989
207	Venetian Casino Resort LLC, Delayed Term Loan	2.750%	11/23/16	BB	200,382
271	Venetian Casino Resort LLC, Tranche B, Term Loan	2.750%	11/23/16	BB	262,308
2,963	Boyd Gaming Corporation, Increased Term Loan B, WI/DD	TBD	TBD	BB-	2,996,198
47,595	Caesars Entertainment Operating Company, Inc., Term Loan B6, DD1	5.492%	1/28/18	B	43,058,477
2,177	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	2,187,397
506	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	B+	517,603
1,400	NPC International, Inc., Term Loan B, WI/DD	TBD	TBD	Ba3	1,405,250
58,950	Total Hotels, Restaurants & Leisure				54,422,730
	Household Products – 0.0%
158	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	154,236
	Independent Power Producers & Energy Traders – 0.1%
1,515	AES Corporation, Term Loan	4.250%	5/29/18	BB+	1,518,305
	Industrial Conglomerates – 0.5%
5,769	NES Rentals Holdings, Inc., Permanent Term Loan, Second Lien	10.000%	7/20/13	CCC+	5,625,173
891	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	888,995
6,660	Total Industrial Conglomerates				6,514,168
	Internet Software & Services – 7.9%
26,156	Go Daddy Operating Co., LLC, Term Loan, Tranche B1, DD1	5.500%	12/17/18	Ba3	26,253,910
77,396	Sabre, Inc., Extended Term Loan, First Lien, DD1	6.078%	2/28/17	B1	73,625,881
4,904	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	4,871,471
108,456	Total Internet Software & Services				104,751,262
	IT Services – 7.1%
1,357	First Data Corporation, Extended Term Loan B, WI/DD	TBD	TBD	B+	1,302,225
5,000	First Data Corporation, Extended Term Loan	4.242%	3/23/18	B+	4,568,750
30,191	Frac Tech International LLC, Term Loan, DD1	6.250%	5/06/10	B+	30,134,417
17,984	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2, DD1	7.250%	7/28/15	B+	17,961,464
4,203	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.050%	7/28/15	B+	4,183,918
2,211	Infor Enterprise Applications, Term Loan, DD1	6.050%	9/02/12	Ba3	2,200,210
33,769	SRA International, Term Loan, WI/DD	TBD	TBD	B1	33,706,007
823	SunGard Data Systems, Inc., Term Loan B	1.993%	2/28/14	BB	821,600
95,538	Total IT Services				94,878,591
	Leisure Equipment & Products – 1.0%
711	Cedar Fair LP, Term Loan	4.000%	12/15/17	BB	714,003
998	Academy, Ltd., Term Loan	6.000%	8/03/18	B	1,003,211
11,680	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	11,826,289
13,389	Total Leisure Equipment & Products				13,543,503
	Media – 6.0%
1,098	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B	1,089,781
1,831	Nielsen Finance LLC, Term Loan B	3.993%	5/02/16	BB	1,835,971
811	Nielsen Finance LLC, Term Loan C	3.493%	5/02/16	Ba2	810,766
675	Tribune Company, Term Loan B, (7), (8)	0.000%	6/04/14	Ca	446,344
5,477	Univision Communications, Inc., Term Loan	4.491%	3/31/17	B+	5,089,504
3,159	Charter Communications Operating Holdings LLC, Term Loan C	3.720%	9/06/16	BB+	3,154,562
15,952	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	16,027,469
12,029	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	12,228,309
36,825	EMI Music Publishing LLC, Term Loan B, WI/DD	TBD	TBD	BB-	37,059,759
2,000	Hubbard Radio LLC, Term Loan, Second Lien	8.750%	4/30/18	CCC+	2,035,000
310	SuperMedia, Term Loan	11.000%	12/31/15	Caa3	169,835
80,167	Total Media				79,947,300
	Metals & Mining – 0.1%
817	John Maneely Company, Term Loan	4.750%	4/01/17	BB	818,795
	Multiline Retail – 1.7%
1,134	99 Cents Only Store, Term Loan B	7.750%	1/11/19	B+	1,156,549
21,150	Neiman Marcus Group, Inc., Term Loan, DD1	4.750%	5/16/18	BB-	21,136,781
22,284	Total Multiline Retail				22,293,330
	Oil, Gas & Consumable Fuels – 1.2%
2,880	CCS Income Trust, Term Loan	3.241%	11/14/14	B	2,796,608
3,998	CCS Income Trust, Add on Term Loan B, DD1	6.500%	11/14/14	B	4,017,488
5,000	Crestwood Holdings, Inc., Term Loan B, DD1	9.750%	3/20/18	CCC+	5,097,915
4,300	Energy Transfer Partners LP, Term Loan B	3.750%	3/21/17	Ba1	4,223,856
16,178	Total Oil, Gas & Consumable Fuels				16,135,867
	Personal Products – 0.2%
806	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	807,867
1,563	Prestige Brands, Inc., Term Loan 1	5.297%	1/27/19	BB-	1,575,662
2,369	Total Personal Products				2,383,529
	Pharmaceuticals – 3.7%
40,509	Pharmaceutical Product Development, Inc., Term Loan, DD1	6.250%	12/05/18	BB-	41,044,890
8,429	Quintiles Transnational Corporation, Term Loan B, DD1	5.000%	6/08/18	BB-	8,460,810
48,938	Total Pharmaceuticals				49,505,700
	Real Estate – 3.8%
16,845	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	16,848,295
35,000	iStar Financial, Inc., Term Loan, Tranche A2, First Lien, DD1	7.000%	3/19/17	BB-	34,533,345
51,845	Total Real Estate				51,381,640
	Real Estate Management & Development – 2.5%
1,191	Realogy Corporation, Delayed Term Loan	4.770%	10/10/16	B1	1,110,323
31,394	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	31,132,670
1,457	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,460,517
34,042	Total Real Estate Management & Development				33,703,510
	Road & Rail – 0.3%
3,724	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	B	3,753,096
	Semiconductors & Equipment – 5.6%
17,981	Freescale Semiconductor, Inc., Term Loan, Tranche B1, DD1	4.494%	12/01/10	B1	17,542,292
20,000	Freescale Semiconductor, Inc., Term Loan, Tranche B2	6.000%	2/28/19	B1	19,960,360
990	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	971,850
16,710	NXP Semiconductor LLC, Tranche A2, Term Loan, DD1	5.500%	3/03/17	B+	16,682,048
20,000	NXP Semiconductor LLC, Tranche B, Term Loan	5.250%	3/19/19	B+	19,850,000
75,681	Total Semiconductors & Equipment				75,006,550
	Software – 8.6%
12,968	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	12,924,954
23,000	BlackBoard, Inc., Term Loan, Second Lien	11.500%	4/04/19	CCC+	21,313,341
30,159	Datatel Parent Corp, Term Loan B, DD1	6.250%	7/19/18	B+	30,671,235
22,750	Infor Enterprise Applications, Term Loan, WI/DD	TBD	TBD	Ba3	22,522,500
801	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.664%	7/31/17	B-	787,097
6,365	IPC Systems, Inc., Term Loan, Second Lien	5.520%	6/01/15	CCC	5,514,882
2,085	Kronos Incorporated, Term Loan, Second Lien, WI/DD	TBD	TBD	CCC+	2,137,125
9,158	Softbrands, Inc., and Lawson Software, Inc., Term Loan, DD1	0.000%	7/05/17	Ba3	9,178,759
10,000	Vertafore, Inc., Term Loan, Second Lien, WI/DD	TBD	TBD	CCC+	10,020,830
117,286	Total Software				115,070,723
	Specialty Retail – 4.0%
13,904	Burlington Coat Factory Warehouse Corporation, Term Loan B, DD1	6.250%	2/23/17	B-	13,981,892
712	Claire’s Stores, Inc., Term Loan B	3.085%	5/29/14	B	679,327
993	J Crew Group, Term Loan	4.750%	3/07/18	B1	977,170
1,782	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,773,801
8,500	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	8,560,206
971	Michaels Stores, Inc., Term Loan B1	2.823%	10/31/13	B+	970,329
10,681	Michaels Stores, Inc., Term Loan B2 , DD1	5.073%	7/31/16	B+	10,725,190
14,689	Toys “R” Us - Delaware, Inc., Term Loan , DD1	6.000%	3/26/19	B+	14,751,125
437	Toys “R” Us - Delaware, Inc., Term Loan	5.250%	5/17/18	B+	435,062
52,669	Total Specialty Retail				52,854,102
	Wireless Telecommunication Services – 0.7%
11,491	Clear Channel Communications, Inc., Tranche B, Term Loan	3.891%	1/29/16	CCC+	9,346,781
$ 1,324,937	Total Variable Rate Senior Loan Interests (cost $1,302,058,293)				1,305,461,351

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 34.5% (18.8% of Total Investments)
	Airlines – 0.5%
$ 5,000	United Airlines Inc., 144A	9.875%	8/01/13	BB	$ 5,250,000
900	United Airlines Inc., 144A	12.000%	11/01/13	BB	954,000
5,900	Total Airlines				6,204,000
	Auto Components – 0.3%
1,200	Cooper Standard Automitve	8.500%	5/01/18	BB-	1,290,000
2,000	Goodyear Tire & Rubber Company	8.250%	8/15/20	B+	2,125,000
3,200	Total Auto Components				3,415,000
	Building Products – 0.0%
540	Libbey Glass Inc.	10.000%	2/15/15	B+	577,125
	Chemicals - 1.8%
19,500	Lyondell Chemical Company	11.000%	5/01/18	BB+	21,547,500
1,200	NOVA Chemicals Corporation	8.625%	11/01/19	BB	1,368,000
450	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	446,625
21,150	Total Chemicals				23,362,125
	Commercial Banks – 0.0%
300	Ally Financial Inc.	8.000%	3/15/20	BB-	333,750
	Commercial Services & Supplies – 1.1%
8,500	Ceridian Corporation	11.250%	11/15/15	CCC	7,671,250
6,000	Ceridian Corporation	12.250%	11/15/15	CCC	5,415,000
1,200	Ticketmaster	10.750%	8/01/16	B	1,291,500
390	Universal City Development Partners	8.875%	11/15/15	BBB+	423,829
16,090	Total Commercial Services & Supplies				14,801,579
	Communications Equipment – 2.7%
11,250	Avaya Inc.	9.750%	11/01/15	CCC+	11,081,250
25,250	Avaya Inc.	10.125%	11/01/15	CCC+	24,997,500
36,500	Total Communications Equipment				36,078,750
	Consumer Finance – 0.1%
900	Ally Financial Inc.	7.500%	9/15/20	BB-	972,000
	Containers & Packaging – 0.2%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB	660,000
1,250	Reynolds Group	7.875%	8/15/19	BB-	1,343,750
1,850	Total Containers & Packaging				2,003,750
	Diversified Telecommunication Services – 4.4%
1,200	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	1,288,500
227	Insight Communications, 144A	9.375%	7/15/18	BBB	259,348
26,200	IntelSat Bermuda Limited, 144A	11.500%	2/04/17	CCC+	26,986,000
3,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	3,328,000
21,352	Level 3 Communications Inc.	11.875%	2/01/19	B-	24,341,280
1,200	Windstream Corporation	7.875%	11/01/17	BB+	1,323,000
1,000	Windstream Corporation	7.500%	4/01/23	BB+	1,030,000
54,379	Total Diversified Telecommunication Services				58,556,128
	Electric Utilities – 1.1%
900	Energy Future Holdings	10.250%	1/15/20	B	976,500
13,500	Energy Future Intermediate Holding Company LLC, 144A	11.750%	3/01/22	B	13,803,750
14,400	Total Electric Utilities				14,780,250
	Electronic Equipment & Instruments – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B+	1,296,000
	Food Products – 0.3%
4,200	JBS USA LLC	7.250%	6/01/21	BB	4,063,500
	Health Care Equipment & Supplies – 5.8%
4,500	Apria Healthcare Group Inc.	12.375%	11/01/14	B	4,488,750
2,000	Beagle Acquisition Corporation, 144A	11.000%	12/31/19	CCC+	2,260,000
500	Biomet Inc.	10.000%	10/15/17	B-	538,125
28,500	Biomet Inc.	10.375%	10/15/17	B-	30,708,750
14,300	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	14,854,125
23,000	Chiron Merger Sub Inc., 144A	12.500%	11/01/19	CCC+	21,620,000
3,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	3,240,000
75,800	Total Health Care Equipment & Supplies				77,709,750
	Health Care Providers & Services – 2.9%
7,705	Apria Healthcare Group Inc.	11.250%	11/01/14	BB	8,061,356
600	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	594,000
450	Capella Healthcare Inc.	9.250%	7/01/17	B	461,250
5,592	Community Health Systems, Inc.	8.875%	7/15/15	B	5,794,710
18,500	DJO Finance LLC / DJO Finance Corporation	10.875%	11/15/14	B-	18,777,500
2,500	HCA Inc.	8.500%	4/15/19	BB+	2,778,125
1,500	Tenet Healthcare Corporation	10.000%	5/01/18	BB-	1,717,500
36,847	Total Health Care Providers & Services				38,184,441
	Hotels, Restaurants & Leisure – 2.0%
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,452,500
900	Landry’s Restaurants Inc.	11.625%	12/01/15	B	1,002,375
2,000	MGM Resorts International Inc.	7.750%	3/15/22	B-	2,035,000
300	MGM Resorts International, Inc.	9.000%	3/15/20	Ba2	333,750
13,000	MGM Resorts International Inc.	11.125%	11/15/17	Ba2	14,706,250
4,000	MGM Resorts International Inc.	13.000%	11/15/13	Ba2	4,635,000
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	633,000
600	Penn National Gaming Inc.	8.750%	8/15/19	BB	673,500
23,650	Total Hotels, Restaurants & Leisure				26,471,375
	Household Products – 1.1%
1,650	Central Garden & Pet Company, Senior Subordiante Notes	8.250%	3/01/18	B	1,701,563
5,750	Sprectum Brands Inc., 144A	9.500%	6/15/18	BB-	6,483,125
5,200	Sprectum Brands Inc.	9.500%	6/15/18	BB-	5,863,000
12,600	Total Household Products				14,047,688
	Independent Power Producers & Energy Traders – 0.0%
600	Calpine Corporation, 144A	7.875%	7/31/20	BB	652,500
	IT Services – 2.7%
2,600	First Data Corporation	9.875%	9/24/15	B-	2,613,000
6,474	First Data Corporation	10.550%	9/24/15	B-	6,571,056
21,600	First Data Corporation	11.250%	3/31/16	CCC+	19,548,000
7,000	Sungard Data Systems Inc.	10.250%	8/15/15	B-	7,271,250
37,674	Total IT Services				36,003,306
	Machinery – 0.1%
1,800	Titan International Inc.	7.875%	10/01/17	B+	1,917,000
	Media – 4.1%
600	Allbritton Communications Company, 144A	8.000%	5/15/18	B	640,500
450	Cablevision Systems Corporation	7.750%	4/15/18	B+	470,250
300	Cablevision Systems Corporation	8.000%	4/15/20	B+	317,250
17,800	Charter Communications Holdings II LLC Capital Corporation	13.500%	11/30/16	B+	20,292,000
300	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	265,500
8,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	6,077,750
19,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	14,060,000
450	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	BB-	493,313
11,000	WM Finance Corporation, 144A	11.500%	10/01/18	B-	11,770,000
57,950	Total Media				54,386,563
	Multiline Retail – 1.7%
14,000	Dollar General Corporation	11.875%	7/15/17	BB	15,190,140
7,000	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	7,490,000
21,000	Total Multiline Retail				22,680,140
	Municipal – 0.0%
600	Tops Markets	10.125%	10/15/15	B+	640,500
	Oil, Gas & Consumable Fuels – 0.4%
600	CONSOL Energy Inc.	8.000%	4/01/17	BB	625,500
600	CONSOL Energy Inc.	8.250%	4/01/20	BB	627,000
1,200	Genesis Energy LP, 144A	7.875%	12/15/18	B	1,224,000
1,200	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	1,296,000
1,050	Western Refining Inc.	11.250%	6/15/17	B+	1,197,000
4,650	Total Oil, Gas & Consumable Fuels				4,969,500
	Personal Products – 0.0%
600	Revlon Consumer Products	9.750%	11/15/15	B	645,000
	Pharmaceuticals – 0.1%
1,200	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	1,086,000
	Real Estate – 0.1%
1,200	Entertainment Properties Trust	7.750%	7/15/20	Baa3	1,261,794
	Semiconductors & Equipment – 0.2%
450	Amkor Technology Inc.	7.375%	5/01/18	BB	482,062
2,000	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	2,190,000
2,450	Total Semiconductors & Equipment				2,672,062
	Software – 0.5%
3,375	Lawson Software Inc., 144A, WI/DD	9.375%	4/01/19	B-	3,493,125
3,000	Lawson Software Inc., 144A	11.500%	7/15/18	B-	3,315,000
6,375	Total Software				6,808,125
	Specialty Retail – 0.2%
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC	1,147,500
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	948,000
2,550	Total Specialty Retail				2,095,500
$ 448,155	Total Corporate Bonds (cost $455,809,903)				458,675,201

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 36.5% (19.9% of Total Investments)
$ 486,005	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $486,005,137, collateralized by: $103,390,000 U.S. Treasury Notes, 1.500%, due 12/31/13, value $105,893,796, $200,000,000 U.S. Treasury Notes, 0.375% due 7/31/13, value $200,500,000 and $188,860,000 U.S. Treasury Notes, 0.375%, due 6/30/13, value $189,332,150	0.010%	4/02/12		$ 486,004,732
	Total Short-Term Investments (cost $486,004,732)				486,004,732
	Total Investments (cost $2,414,051,698) – 183.4%				2,442,232,747
	Borrowings – (38.8)% (9)				(517,000,000)
	Other Assets Less Liabilities – (44.6)% (10)				(593,583,673)
	Net Assets Applicable to Common Shares – 100%				$1,331,649,074

Investments in Derivatives at March 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$ 103,075,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (1,589,038)
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,864,900)
							$ (6,453,938)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks		$186,954,643	$ —	$ —	$ 186,954,643
$25 Par (or similar) Preferred Securities		5,136,820	—	—	5,136,820
Variable Rate Senior Loan Interests		—	1,305,461,351	—	1,305,461,351
Corporate Bonds		—	458,675,201	—	458,675,201
Short-Term Investments:
Repurchase Agreements		—	486,004,732	—	486,004,732
Derivatives:
Interest Rate Swaps *		—	(6,453,938)	—	(6,453,938)
Total		$192,091,463	$2,243,687,346	$ —	$2,435,778,809

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

			Level 3	Level 3	Level 3
			Convertible Bonds	Warrants	Total
Balance at the beginning of period			$3,177,177	$21,611	$3,198,788
Gains (losses):
Net realized gains (losses)			609,575	—	609,575
Net change in unrealized appreciation (depreciation)			(545,780)	(21,611)	(567,391)
Purchases at cost			—	—	—
Sales at proceeds			(3,240,972)	—	(3,240,972)
Net discounts (premiums)			—	—	—
Transfers in to			—	—	—
Transfers out of			—	—	—
Balance at the end of period			$—	$—	$—

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year.  Changes in the leveling of investments are primarily due to changes in the observability of inputs.

Level 1	Level 2			Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$1,021,378	$—	$—	$(1,021,378)	$—	$—

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
	Derivative	Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized apprecation on interest rate swaps *	$—	Unrealized depreciation on interest rate swaps*	$(6,453,938)

* Value represents cumulative unrealized appreciation (depreciation) of interest rate swap contracts as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $2,416,324,002.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 40,535,501
Depreciation					(14,626,756)
Net unrealized appreciation (depreciation) of investments					$ 25,908,745

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)			All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)			Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)			Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)			At or subsequent to March 31, 2012, this issue was under the protection of the Federal Bankruptcy Court.

(8)			Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)			Borrowings as a percentage of Total Investments is 21.2%.

(10)			Other Assets Less Liabilities includes the Net Unrealized Apprecation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

N/R			Not Rated

DD1			Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD			Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers

ADR			American Depositary Receipt.

TBD

Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR			United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012